Share capital and reserves (Details) $ in Thousands	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Number of shares | shares	196,523,101		20,000	20,000
Value of shares | $			$ 26,659	$ 26,659
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares | shares	196,523,101		0
Value of shares | $			$ 0
Share price | € / shares	€ 0	€ 1
Class A shares
Disclosure of classes of share capital [line items]
Number of shares | shares			18,940
Value of shares | $			$ 25,246
Share price | € / shares		1
Class B shares
Disclosure of classes of share capital [line items]
Number of shares | shares			1,060
Value of shares | $			$ 1,413
Share price | € / shares		€ 1